Additional Information: Condensed Financial Statements of Parent Company (Tables)	12 Months Ended
Jun. 30, 2016
ADDITIONAL INFORMATION:CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY [Abstract]
Schedule of condensed balance sheets of parent company
	As of June 30
	2015	2016	2016
	RMB	RMB	US$ (Note 3(d))
ASSETS
Current assets:
Cash and cash equivalents	479,795	688,516	103,600
Restricted cash	6,103	-	-
Amounts due from a related party	858	437	66
Amounts due from subsidiaries and VIEs	4,145	4,145	624
Prepayments and other current assets	20,228	4,103	617
Total current assets	511,129	697,201	104,907
Non-current assets:
Investment in subsidiaries and VIEs	824,238	1,139,156	171,407
Total non-current assets	824,238	1,139,156	171,407
Total assets	1,335,367	1,836,357	276,314

	As of June 30
	2015	2016	2016
	RMB	RMB	US$ (Note 3(d))
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Current portion of long-term bank loans	121,584	172,411	25,942
Amounts due to subsidiaries and VIEs	25,713	277,604	41,772
Salaries and welfare payable	9	9	1
Taxes payable	4,093	4,093	616
Accrued expenses and other current liabilities	5,472	3,306	497
Total current liabilities	156,871	457,423	68,828
Non-current liabilities:
Long-term bank loans	158,755	-	-
Total liabilities	315,626	457,423	68,828
Commitments and contingencies

Shareholders’ equity
Ordinary shares
(US$0.01 par value; 2,000,000,000 shares authorized as of June 30, 2015 and 2016 and 124,882,170 (including 39,955,627 Class A and 84,926,543 Class B) shares issued and outstanding as of June 30, 2015 and 2016, respectively)	7,296	7,485	1,126
Additional paid-in capital	1,491,387	1,546,833	232,750
Accumulated other comprehensive (loss)/income	(3,171)	16,565	2,493
Accumulated deficit	(475,771)	(191,949)	(28,883)
Total shareholders’ equity	1,019,741	1,378,934	207,486
Total liabilities and shareholders’ equity	1,335,367	1,836,357	276,314

Schedule of condensed statements of comprehensive income of parent company
	For the Year Ended June 30
	2014	2015	2016	2016
	RMB	RMB	RMB	US$ Note 3(d)
Net revenues	-	-	-	-
Cost of services	-	-	-	-
Gross Profit	-	-	-	-
Operating expenses	(238)	(9,837)	(18,367)	(2,765)
Loss from operations	(238)	(9,837)	(18,367)	(2,765)
Interest expenses, net	(9,342)	(10,527)	(2,875)	(433)
Other expenses, net	(2,161)	905	-	-
Loss before income taxes and investments in subsidiaries and VIEs	(11,741)	(19,459)	(21,242)	(3,198)
Income tax expenses	-	-	-	-
Share of income from investments in subsidiaries and VIEs	197,631	270,677	305,064	45,903
Net income	185,890	251,218	283,822	42,705
Less: Income allocated to participating preferred shareholders	(708)	-	-	-
Net income attributable to ordinary shareholders	185,182	251,218	283,822	42,705
Comprehensive income:
Net income	185,890	251,218	283,822	42,705
Foreign currency translation adjustment, net of tax	992	(1,487)	19,736	2,970
Total comprehensive income	186,882	249,731	303,558	45,675

Schedule of condensed statements of cash flows of parent company
	For the Year Ended June 30
	2014	2015	2016	2016
	RMB	RMB	RMB	US$ (Note 3(d))
Net cash provided by/(used in) operating activities	193,153	(10,506)	(19,358)	(2,913)
Cash flows from investing activities:
Cash paid for a business acquisition	(96,804)	-	-	-
Placement of time deposit	-	-	(63,408)	(9,541)
Maturity of time deposit	-	-	64,891	9,764
Release of restricted cash	14,872	-	-	-
Cash allocated to restricted cash	(8,024)	-	-	-
Net cash used in investing activities	(89,956)	-	1,483	223
Cash flows from financing activities:
Proceeds from IPO and CPP, net of expenses	515,301	-	-	-
Payment of accrued IPO and CPP expenses	-	(21,106)	-	-
Proceeds from exercise of over-allotment options, net of expenses	-	65,004	-	-
Proceeds from exercise of options	40,182	58,389	68,465	10,302
Dividends distributed to Zhaopin Limited’s shareholders	(147,650)	-	-	-
Proceeds of loans provided by subsidiary	-	-	250,000	37,616
Proceeds of bank loans	423,185	73,364	-	-
Repayment of bank loans	(415,925)	(214,459)	(130,904)	(19,697)
Payment of bank loan facility transaction costs	(375)	(148)	-	-
Settlement of derivative instruments	(5,121)	890	-	-
Net cash provided by/(used in) financing activities	409,597	(38,066)	187,561	28,221
Effect of foreign exchange rate changes on cash and cash equivalents	448	(260)	39,035	5,875
Net (decrease)/increase in cash and cash equivalents	513,242	(48,832)	208,721	31,406
Cash and cash equivalents, beginning of the year	15,385	528,627	479,795	72,194
Cash and cash equivalents, end of the year	528,627	479,795	688,516	103,600